Changes in the Number of Shares of Common Stock Issued (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2009	Mar. 31, 2008
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Balance at beginning of year	3,447,997,492			3,447,997,492	3,447,997,492
Issuance during the year
Purchase and retirement
Balance at end of year	3,447,997,492	3,447,997,492		3,447,997,492	3,447,997,492